Long-term Debt - Summary of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Borrowings [abstract]
Non-convertible debentures	$ 1,730.1	₨ 131,126.3	₨ 124,196.6
Perpetual debentures	226.7	17,182.0	13,201.5
Collateralized debt obligations	156.0	11,825.4	29,736.5
Buyers credit from banks at floating interest rate	535.5	40,583.7	33,750.0
Loan from banks/financial institutions	5,805.1	439,985.5	407,020.4
Senior notes	7,602.6	576,219.0	528,582.4
Others	78.6	5,956.5	5,821.8
Total	16,134.6	1,222,878.4	1,142,309.2
Less: current portion (refer note 21)	3,237.7	245,394.9	211,289.5
Long-term debt	$ 12,896.9	₨ 977,483.5	₨ 931,019.7